Derivative financial instruments - Hedged Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Current derivative financial assets	$ 0	$ 8,839
Current derivative financial liabilities		$ 8,839